Related Party Balances and Transactions - Summary of Related Parties and Relationship with the Group (Details)	12 Months Ended
Dec. 31, 2018
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by one of the Company’s shareholders
Xiaomi Technology Co. Ltd. ("Xiaomi Technology")
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by one of the Company’s shareholders
Beijing Xiaomi Mobile Software Co. Ltd. ("Xiaomi Mobile")
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by one of the Company’s shareholders
Guangzhou Xiaomi Information Service Co. Ltd ("Xiaomi Information", together with Xiaomi Communication, Xiaomi Technology, Xiaomi Mobile, as "Xiaomi")
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by one of the Company’s shareholders
Hefei Huaying Xinzhi Fund Partnership.(Limited Partnership)("Huaying Fund")
Related Party Transaction [Line Items]
Relationship with the Group	Long-term investee of the Group
Hangzhou Yunyou Technology Co. Ltd.("Hanzhou Yunyou")
Related Party Transaction [Line Items]
Relationship with the Group	Significant influence by one of the Company’s shareholders